Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 5,380	$ 6,154
Receivables and prepaid expenses	122	68
Prepaid licence fees	158	0
Investments	0	912
Current assets	5,660	7,134
Non-current assets
Property and equipment	316	87
Other assets	114	199
Deposits and other	12	12
Non-current assets	442	298
Total assets	6,102	7,432
Current liabilities
Accounts payable and accrued liabilities	72	346
Current portion of lease liabilities	103	0
Current liabilities	175	346
Non-current liabilities
Lease liabilities	201
Other non-current liabilities	0	44
Loan payable to Oyu Tolgoi LLC	9,035	8,380
Deferred revenue	43,671	38,411
Non current Liabilities	52,907	46,835
Total liabilities	53,082	47,181
Shareholders' deficiency
Share capital	173,095	172,955
Reserves	22,445	22,199
Accumulated other comprehensive (loss) income	(407)	1,688
Deficit	(242,113)	(236,591)
Total shareholders' deficiency	(46,980)	(39,749)
Total liabilities and shareholders' deficiency	$ 6,102	$ 7,432